Interbank deposits and securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2024
Interbank Deposits And Securities Purchased Under Agreements To Resell
Schedule of interbank deposits and securities

	12/31/2024			12/31/2023
	Current	Non-current	Total	Current	Non-current	Total
Securities purchased under agreements to resell	242,542	677	243,219	238,227	81	238,308
Collateral held	77,521	677	78,198	79,577	23	79,600
Collateral repledge	117,108	-	117,108	125,753	58	125,811
Assets received as collateral with right to sell or repledge	7,223	-	7,223	3,733	-	3,733
Assets received as collateral without right to sell or repledge	109,885	-	109,885	122,020	58	122,078
Collateral sold	47,913	-	47,913	32,897	-	32,897
Interbank deposits	53,529	13,396	66,925	43,857	7,143	51,000
Total	296,071	14,073	310,144	282,084	7,224	289,308